Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Dec. 31, 2021	Jun. 30, 2021
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	200,000	200,000
Preferred Stock, Shares Outstanding	200,000	200,000
Common Stock, Par or Stated Value Per Share	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	394,157,245	394,157,245
Common Stock, Shares, Outstanding	394,157,245	394,157,245